Earnings (Loss) Per Common Share from Continuing Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings (loss) per common share from continuing operations
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$ (424)		$ (571)		$ 2,110
Basic weighted-average shares	750,673		749,271		719,325
Effect of dilutive securities:
Diluted weighted-average shares	750,673	[1]	749,271	[1]	723,641
Earnings (loss) per common share from continuing operations:
Basic	$ (0.57)		$ (0.76)		$ 2.93
Diluted	$ (0.57)		$ (0.76)		$ 2.91
Nonvested restricted stock units [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	0		0		2,234
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share	600		1,700
Stock options [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	0		0		2,064
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share	500		1,500
Convertible debentures [Member]
Effect of dilutive securities:
Incremental dilutive shares, Convertible debt	0		0		18

[1]	For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.